Summary of Significant Accounting Policies - Summary of Significant Accounting Policies (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of changes in accounting estimates [line items]
Cash flows from (used in) operating activities	$ 15,669	$ 28,882
Cash flows from (used in) financing activities	$ (28,577)	$ (11,326)